Shareholder Report	4 Months Ended	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust III
Entity Central Index Key		0001537140
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000247041
Shareholder Report [Line Items]
Fund Name	Swan Enhanced Dividend Income ETF
Trading Symbol	SCLZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Enhanced Dividend Income ETF for the period of February 26, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/. You can also request this information by contacting us at 1-877-383-7259.
Additional Information Phone Number	1-877-383-7259
Additional Information Website	https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Enhanced Dividend Income ETF	$29	0.85%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: the Swan Enhanced Dividend ETF (SCLZ) commenced operations on February 26th, 2024. This Fund has an objective of total return, seeking both sustainable income and capital appreciation, via actively managed covered call-writing on a quality dividend growth stock portfolio. The Fund benefitted from the upward, record-setting march in the equity markets. However, the Fund focuses more upon “quality growth” stocks rather than the “Magnificent Seven” stocks that drove the market, so the equity component lagged the top-heavy, concentrated gains seen in the cap-weighted S&P 500. The call writing component was slightly negative.

Between the Fund’s February 26th inception and June 30th it generated a total return of 3.54%. This is slightly under the Cboe S&P 500 BuyWrite (BXM) index return of 4.15%.

The Fund intends to make quarterly distributions, the first of which amounted to $0.79 and was made on June 25th, 2024. This distribution was 1.54% of assets and annualizes to a 6.18% rate.

Core Equity: the Fund bases its core equity portfolio on a specialty index created by O’Shares Investments. The index typically holds around 50 individual names, selected for both strong fundamentals and dividend growth. The price return of this segment of the fund was 3.8%, since inception.

Dividends: the dividends paid on the core equity component of the portfolio amounted to 73 basis points since the Fund’s inception.

Call Writing: the call writing returned had a loss of 64 basis points since the Fund’s February 26th inception. During the month of March, the call writing program was “ramping up” and didn’t reach its full implementation until the start of the second quarter. Once up and running the program performed as intended. Given the fact that the S&P 500 was a significant 8.2% since the Fund’s inception, limited the losses on the call writing to a mere 64 basis points can be considered a success.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Enhanced Dividend Income ETF - NAV	CBOE S&P 500® BuyWrite Index	S&P 500® Index
02/26/24	$10,000	$10,000	$10,000
02/29/24	$9,994	$10,042	$10,056
03/31/24	$10,194	$10,263	$10,380
04/30/24	$9,868	$10,124	$9,956
05/31/24	$10,168	$10,234	$10,449
06/30/24	$10,354	$10,415	$10,824

Average Annual Return [Table Text Block]
Since Inception (February 26, 2024)
Swan Enhanced Dividend Income ETF - NAV	3.54%
Swan Enhanced Dividend Income ETF - Market Price	3.60%
CBOE S&P 500® BuyWrite Index	4.15%
S&P 500® Index	8.24%

Performance Inception Date			Feb. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 3,823,529	$ 3,823,529	$ 3,823,529
Holdings Count | Holding	95	95	95
Advisory Fees Paid, Amount	$ 8,448
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,823,529
Number of Portfolio Holdings	95
Advisory Fee	$8,448
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	5.9%
Apple, Inc.	5.0%
Eli Lilly & Company	4.3%
Broadcom, Inc.	3.5%
JPMorgan Chase & Company	3.4%
Verizon Communications, Inc.	3.1%
Visa, Inc., Class A	2.8%
UnitedHealth Group, Inc.	2.6%
Mastercard, Inc., Class A	2.4%
Procter & Gamble Company (The)	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.